Ivy Funds

Supplement dated April 30, 2015 to the

Ivy Funds Statement of Additional Information

dated July 31, 2014

and as supplemented August 22, 2014, November 14, 2014, December 31, 2014 and April 1, 2015

All references and information related to Mark Otterstrom are deleted in their entirety.

Supplement	Statement of Additional Information	1